INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Valuation allowance	$ 77,907,000	$ 41,787,000
Increase in valuation allowance	36,100,000	16,400,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits, income tax penalties and interest expense	0	$ 0	$ 0
Domestic Tax Authority | Tax Year Indefinite
Income Tax Examination [Line Items]
Operating loss carryforwards	244,700,000
Domestic Tax Authority | Tax Year 2034
Income Tax Examination [Line Items]
Operating loss carryforwards	18,200,000
State and Local Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	219,300,000
Foreign Tax Authority | Tax Year 2031
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 400,000